Prepayments and other current assets (Table)	12 Months Ended
Dec. 31, 2014
Prepayments and other current assets [Abstract]
Schedule of prepayments and other current assets
	December 31,
	2013	2014
	RMB	RMB

Interests receivable	25,381	98,355
Prepayments and deposits to vendors and content providers	33,603	54,330
Loans receivable	-	34,502
Others	8,549	16,952

Total	67,533	204,139